PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	2015	2016
	RMB	RMB
Rental and other deposits	1,411	677
Prepayments for rental and others	14,455	19,725
Employee advances	4,059	4,082
Payments made on behalf of customers	421,415	462,841
Prepaid insurance premium	1,093	958
Interest income receivable	52,725	37,344
Others	1,557	1,931

Total	496,715	527,558

Schedule of movement of allowance for payments made on behalf of customers
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of period	3,632	958	856
Additions	—	1,723	843
Reversals	(676)	—	—
Write-offs	(1,998)	(1,825)	(1,240)

Balance at end of period	958	856	459